UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Jessica Chase, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:
MARCH 31
Absolute Convertible Arbitrage Fund, Absolute Flexible Fund*, Merk Hard Currency Fund
Date of reporting period: July 1, 2021—June 30, 2022

* Voting information for Absolute Flexible Fund is for the period June 30, 2022 (commecement of operations) through June 30, 2022.

ITEM 1: PROXY VOTING RECORD

Absolute Convertible Arbitrage Fund
During the period July 1, 2021 – June 30, 2022, Absolute Investment Advisers LLC did not vote any proxies on behalf the Absolute Convertible Arbitrage Fund.
During the period July 1, 2021 – June 30, 2022, Mohican Financial Management, LLC did not vote any proxies on behalf of the portion of the Absolute Convertible Arbitrage Fund that it manages.

Absolute Flexible Fund
During the period June 30, 2022 – June 30, 2022, Absolute Investment Advisers LLC did not vote any proxies on behalf the Absolute Flexible Fund.
Merk Hard Currency Fund
During the period July 1, 2021 – June 30, 2022, Merk Investments LLC did not vote any proxies on behalf of the Merk Hard Currency Fund.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, President and Principal Executive Officer

Date:	08/19/2022